Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right of Use Assets and Lease Liabilities	Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:
	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2022	177	203
Depreciation expense	(20)	—
Interest expense	—	11
Payment	—	(29)
Exchange adjustments	(15)	(15)

As of 31/12/2022	142	170
New lease	66	66
Depreciation expense	(20)	—
Interest expense	—	13
Payment	—	(29)
Exchange adjustments	(2)	(4)
As of 31/12/2023	186	216

Schedule of Lease Liabilities	The lease liabilities based on their maturity are as follows:
	As of December 31,
	2022	2023
	USD’000	USD’000
Analyzed into:
Within one year	11	16
In the second to fifth year, inclusive	33	70
Over fifth year	126	130
	170	216